Consolidated statements of cash flows - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Cash generated from operations	¥ 1,111,031,000	¥ 1,236,985,000	¥ 1,660,644,000
Income tax paid	(194,711,000)	(342,438,000)	(299,987,000)
Cashflows from discontinued operations		(68,063,000)	(322,186,000)
Net cash from operating activities	916,320,000	826,484,000	1,038,471,000
Cash flows from investing activities
Payments for purchases of property, plant, equipment, intangible assets and other non-current assets	(180,279,000)	(56,974,000)	(116,124,000)
Proceeds from disposal of property, plant and equipment and intangible assets	4,323,000
Payments for purchases of other investments	(28,887,790,000)	(3,821,580,000)	(956,800,000)
Proceeds from disposal of other investments	28,787,790,000	4,176,380,000	602,000,000
Interest income	40,433,000	25,608,000	7,311,000
Investment income from other investments	66,837,000	26,387,000	1,348,000
Cash advances to a related party		(5,205,000)	(9,508,000)
Proceeds from repayment from related parties	14,713,000
Cash advances to the controlling shareholder		(101,462,000)
Proceeds from repayment from the controlling shareholder		297,105,000	269,934,000
Payments for investment in an associate	(356,000,000)
Acquisition of a subsidiary, net of cash acquired	(8,824,000)
Loans and borrowings provided to third parties		(212,000)	(13,151,000)
Proceeds from repayment of loans and borrowings to third parties		5,437,000	27,737,000
Cash disposed in connection with disposal of discontinued operations		(75,552,000)
Cashflows from discontinued operations		(7,117,000)	(23,662,000)
Net cash (used in) / from investing activities	(518,797,000)	462,815,000	(210,915,000)
Cash flows from financing activities
Proceeds from the issue of paid-in capital subject to redemption and other preferential rights			991,514,000
Proceeds from capital injection from shareholders	2,795,000	9,150,000	86,592,000
Proceeds from initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	4,178,860,000
Proceeds from loans and borrowings	313,000	410,734,000	1,375,000
Repayment of loans and borrowings	(416,588,000)	(2,889,000)	(14,795,000)
Repayment to the controlling shareholder	(11,946,000)
Payment for acquisition of non-controlling interest		(4,269,000)
Payments for acquisition of subsidiaries under common control		(10,471,000)	(122,923,000)
Payment of capital element and interest element of lease liabilities	(215,762,000)	(193,827,000)	(166,781,000)
Interest paid	(1,488,000)	(6,266,000)	(1,383,000)
Dividend paid		(330,336,000)
Cashflows from discontinued operations		10,468,000	(153,741,000)
Net cash from / (used in) financing activities	3,536,184,000	(117,706,000)	619,858,000
Net increase in cash and cash equivalents	3,933,707,000	1,171,593,000	1,447,414,000
Cash and cash equivalents at beginning of the year	2,853,980,000	1,686,218,000	228,106,000
Effect of movements in exchange rates on cash held	(16,034,000)	(3,831,000)	10,698,000
Cash and cash equivalents at end of the year	¥ 6,771,653,000	¥ 2,853,980,000	¥ 1,686,218,000